COMMON STOCK OPTIONS AND WARRANTS (Details - Activity of warrants) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of warrants outstanding at beginning	147,591
Number of warrants outstanding at end		147,591
Warrant [Member]
Number of warrants outstanding at beginning	80,091	1,376,466
Weighted average exercise price outstanding at beginning	$ 8.63	$ 8.18
Weighted average remaining contractual term (years)	8 months 12 days	11 months 23 days	1 year 10 months 24 days
Aggregate intrinsic value outstanding at beginning
Warrants expired, forfeited, cancelled or exercised	(102,947)	(1,228,875)
Weighted average exercise price, warrants expired, forfeited, cancelled or exercised
Warrants issued
Weighted average exercise price, warrants issued
Number of warrants outstanding at end	44,644	80,091	1,376,466
Weighted average exercise price outstanding at end	$ 7.70	$ 8.63	$ 8.18
Aggregate intrinsic value outstanding at end
Number of warrants, exercisable	44,644	80,091
Weighted average exercise price, exercisable	$ 7.70	$ 8.63
Weighted average remaining contractual term (years), exercisable	8 months 12 days	9 months 18 days
Aggregate intrinsic value, exercisable